Organization, Consolidation and Principal Activities - Summary of Results of operations of the VIE after elimination within the VIE structure included in the Company's consolidated statements of comprehensive (loss)/income (Details)
¥ in Thousands, $ in Thousands
	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)
Organization, Consolidation and Principal Activities
Revenue	¥ 1,131,395	$ 157,937	¥ 1,619,938
Net loss	(52,990)	(7,396)	(46,515)	¥ 1,612
VIE
Organization, Consolidation and Principal Activities
Revenue	1,090,360	152,208	1,561,087
Net loss	¥ (40,402)	$ (5,640)	¥ (37,556)